Schedule of ROU assets and Operating Leases Liabilities (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Operating Lease Liabilities
Operating lease right- of- use assets, net	$ 290,048	$ 2,257,410	$ 5,095,127
Operating lease liabilities, current	224,608	1,748,100	4,030,909
Operating lease liabilities, non-current	100,438	781,701	1,645,751
Total lease liabilities	$ 325,046	$ 2,529,801	$ 5,676,660
Weighted average remaining lease term	10 months 20 days	10 months 20 days	2 years 11 months 4 days
Weighted average discount rate	3.60%	3.60%	3.60%